Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 44,332	£ 58,917
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	16,237	21,511
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25,679	34,627
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	2,416	2,779
Loans and Advances to Banks [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4,201	3,655
Loans and advances to customers [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	473,818	463,796
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	5,311	5,107
Financial assets at fair value through profit or loss [member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Financial assets at fair value through profit or loss [member] | Loans and Advances to Banks [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	67	236
Financial assets at fair value through profit or loss [member] | Loans and Advances to Banks [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	67	236
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	5,763	20,011
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	3,429	17,290
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Financial assets at fair value through profit or loss [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	939	2,853
Financial assets at fair value through profit or loss [member] | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	431	2,293
Financial assets at fair value through profit or loss [member] | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	508	560
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	6,904	23,256
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member] | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	560	2,443
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4,010	18,092
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Financial assets at fair value through profit or loss [member] | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	135	156
Financial assets at fair value through profit or loss [member] | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	129	150
Financial assets at fair value through profit or loss [member] | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	6	6
Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,680	24,368
Financial assets at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	15,677
Financial assets at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,947
Financial assets at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	56	53
Financial assets at FVOCI | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,223	24,147
Financial assets at FVOCI | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	15,220	18,847
Financial assets at FVOCI | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,947	5,247
Financial assets at FVOCI | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	56	53
Financial assets at FVOCI | Available For Sale Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		24,368
Financial assets at FVOCI | Available For Sale Financial Assets [Member] | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		19,068
Financial assets at FVOCI | Available For Sale Financial Assets [Member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		5,247
Financial assets at FVOCI | Available For Sale Financial Assets [Member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		53
Financial assets at FVOCI | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	457	221
Financial assets at FVOCI | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	457	221
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,748	11,293
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,722	11,288
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 26	£ 5